Segments and Geographical Information (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer A [Member] | Supply Chain Segment [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	13.00%	13.00%	13.00%